Foreclosed Real Estate (Tables)	12 Months Ended
Dec. 31, 2013
Banking and Thrift [Abstract]
Schedule of Summary of Foreclosed Real Estate

A summary of foreclosed real estate are presented as follows:

	Years Ended December 31,
	2013	2012
Balance, beginning of year	$19,487,185	$18,151,601
Additions	2,528,972	3,371,256
Capitalized expenses	730,685	449,679
Writedowns	(703,478)	(763,358)
Sales	(621,977)	(163,281)
Internally financed sales	(590,368)	(1,708,011)
Deferred gain on sale	(41,430)	187,292
Net gain (loss) on sales	(325,609)	(37,993)
Balance, end of year	$20,463,980	$19,487,185

Schedule of Income Expenses for Foreclosed Real Estate

(Income) expenses applicable to foreclosed real estate include the following:

	Years Ended December 31,
	2013	2012
Net loss on sales of real estate	$325,609	$37,993
Operating expenses, net of rental income	775,041	697,952
Total	$1,100,650	$735,945